UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-8211

Dreyfus Institutional Preferred Money Market Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	06/30/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Preferred Money Market Fund
June 30, 2012 (Unaudited)

Negotiable Bank Certificates of Deposit--27.1%	Principal Amount ($)		Value ($)
Bank of Nova Scotia
0.57%, 7/2/12	130,000,000	a	130,000,000
Chase Bank USA
0.18%, 8/20/12	125,000,000		125,000,000
Deutsche Bank AG (Yankee)
0.22%, 7/30/12	200,000,000		200,000,000
Mizuho Corporate Bank (Yankee)
0.33%, 8/24/12	400,000,000		400,000,000
National Australia Bank
0.32%, 7/9/12	400,000,000	a	400,000,000
Skandinaviska Enskilda Banken (Yankee)
0.41%, 8/29/12	200,000,000	b	200,000,000
Sumitomo Mitsui Banking Corporation (Yankee)
0.50%, 10/18/12	400,000,000	b	400,000,000
Svenska Handelsbanken (Yankee)
0.51%, 9/10/12	100,000,000	b	100,001,967
Westpac Banking Corp.
0.55% - 0.59%, 7/2/12	400,000,000	a,b	400,000,000
Total Negotiable Bank Certificates of Deposit
(cost $2,355,001,967)			2,355,001,967
Commercial Paper--8.1%
ASB Finance Ltd.
0.38%, 7/11/12	75,000,000	a,b	75,000,000
General Electric Capital Corp.
0.34% - 0.40%, 7/26/12 - 12/13/12	375,000,000		374,630,292
ING (US) Funding LLC
0.38%, 7/27/12	250,000,000		249,932,291
Total Commercial Paper
(cost $699,562,583)			699,562,583
Asset-Backed Commercial Paper--2.3%
Atlantis One Funding Corp.

0.36%, 9/10/12
(cost $199,858,000)	200,000,000	[b]	199,858,000
Time Deposits--16.3%
Bank of America N.A. (Grand Cayman)
0.01%, 7/2/12	216,000,000		216,000,000
Commonwealth Bank of Australia (Grand Cayman)
0.09%, 7/2/12	200,000,000		200,000,000
DnB Bank (Grand Cayman)
0.10%, 7/2/12	400,000,000		400,000,000
Nordea Bank Finland (Grand Cayman)
0.08%, 7/2/12	400,000,000		400,000,000
Skandinaviska Enskilda Banken (Grand Cayman)
0.10%, 7/2/12	200,000,000		200,000,000
Total Time Deposits
(cost $1,416,000,000)			1,416,000,000
U.S. Government Agencies--5.8%
Federal Home Loan Bank
0.33%, 7/2/12	250,000,000	a	249,980,279
Federal Home Loan Mortgage Corp.
0.37%, 7/2/12	250,000,000	a,c	249,960,067
Total U.S. Government Agencies
(cost $499,940,346)			499,940,346
U.S. Treasury Bills--7.5%
0.07% - 0.08%, 7/12/12 - 8/23/12
(cost $649,964,451)	650,000,000		649,964,451
Repurchase Agreements--32.9%
ABN AMRO Bank N.V.
0.16%-0.17%, dated 6/29/12, due 7/2/12 in the
amount of $1,175,016,083 (fully collateralized by
$100,000,000 Federal Home Loan Bank, 0%, due 7/13/12,
value $99,998,000, $113,657,533 Federal Home Loan
Mortgage Corp., 4%, due 10/1/31, value $117,029,567,
$184,082,000 Federal National Mortgage Association,
0.65%-3%, due 8/28/14-10/3/16, value $188,174,181,
$144,105,993 Government National Mortgage
Association, 4.50%, due 6/15/39, value $104,798,253,
and $677,783,800 U.S. Treasury Notes, 0.25%-2.38%,

due 11/30/13-2/28/15, value $688,500,012)	1,175,000,000	1,175,000,000
Bank of Nova Scotia
0.16%, dated 6/29/12, due 7/2/12 in the amount of
$530,007,067 (fully collateralized by $200,000,000
Federal Home Loan Mortgage Corp., 1%, due 7/28/17,
value $199,714,222, $173,775,000 Federal National
Mortgage Association, 3.97%-4.35%, due
7/6/12-11/27/19, value $176,858,901, and $155,157,800
U.S. Treasury Notes, 0.75%-4.75%, due
8/15/13-5/31/16, value $164,034,176)	530,000,000	530,000,000
HSBC USA Inc.
0.20%, dated 6/29/12, due 7/2/12 in the amount of
$50,000,833 (fully collateralized by $43,445,000
Corporate Bonds, 0.58%, due 7/15/33, value
$43,461,268 and $25,000,000 Federal Home Loan
Mortgage Corp., 6%, due 5/25/43, value $8,039,984)	50,000,000	50,000,000
JPMorgan Chase & Co.
0.22%, dated 6/29/12, due 7/2/12 in the amount of
$250,004,583 (fully collateralized by $265,954,188
Corporate Bonds, 0%-1.06%, due 5/15/17-8/13/43, value
$257,503,393)	250,000,000	250,000,000
RBC Capital Markets
0.08%-0.11%, dated 6/29/12, due 7/2/12 in the amount
of $550,004,167 (fully collateralized by$82,153,000
Federal Farm Credit Bank, 0.70%-4.23%, due
12/14/15-8/22/31, value $82,747,726, $24,000,000
Federal Home Loan Bank, 1.88%, due 3/8/19, value
$24,824,840, $29,705,000 Federal National Mortgage
Association, 0%-0.88%, due 12/26/12-6/13/17, value
$29,692,358, $49,141,000 Tennessee Valley Authority,
5.50%, due 6/15/38, value $66,735,389, $70,634,500
U.S. Treasury Bills, due 12/27/12, value $70,577,357,
$171,050,100 U.S. Treasury Bonds, 3.13%, due
11/15/41-2/15/42, value $188,653,778, and $93,019,500
U.S. Treasury Notes, 2.13%, due 5/31/15, value
$97,768,959)
UBS Securities LLC	550,000,000	550,000,000

0.17%, dated 6/29/12, due 7/2/12 in the amount of
$300,004,250 (fully collateralized by $25,020,000
Federal Agricultural Mortgage Corp., 0%-6.71%, due
7/2/12-3/10/16, value $25,022,654, $50,420,000
Federal Home Loan Bank, 0.25%-1.25%, due
6/11/14-6/25/27, value $50,420,438, $39,200,000
Federal Home Loan Mortgage Corp., 0.45%-1.25%, due
7/26/13-11/28/16, value $39,267,414, $28,276,000
Federal National Mortgage Association, 0.35%, due
5/21/15, value $28,240,639, $1,806,000 Financing
Corp., 0%, due 8/3/12-8/3/18, value $2,236,242,
$181,742,000 Resolution Funding Corp., 0%-9.38%, due
7/15/12-4/15/30, value $160,801,984, and $10,000
Student Loan Marketing Association, 6.55%, due
12/2/13, value $10,934)	300,000,000	300,000,000

Total Repurchase Agreements
(cost $2,855,000,000)		2,855,000,000
Total Investments (cost $8,675,327,347)	100.0%	8,675,327,347
Cash and Receivables (Net)	.0%	895,499
Net Assets	100.0%	8,676,222,846

a Variable rate security--interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, these securities amounted to $1,374,859,967 or 15.8% of net assets.
c The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

At June 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of June 30, 2012 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	8,675,327,347
Level 3 - Significant Unobservable Inputs	-
Total	8,675,327,347

+ See Statement of Investments for additional detailed categorizations.

For the period ended June 30, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an
aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Preferred Plus Money Market Fund
June 30, 2012 (Unaudited)

Negotiable Bank Certificates of Deposit--19.7%	Principal Amount ($)		Value ($)
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.18%, 7/27/12	25,000,000		25,000,000
Canadian Imperial Bank of Commerce (Yankee)
0.14%, 7/23/12	35,000,000		35,000,000
Deutsche Bank AG (Yankee)
0.22%, 7/30/12	40,000,000		40,000,000
DNB Bank
0.15%, 7/13/12	40,000,000		40,000,000
Skandinaviska Enskilda Banken (Yankee)
0.15%, 7/9/12	40,000,000	a	40,000,000
Toronto Dominion Bank (Yankee)
0.13%, 7/9/12	40,000,000		40,000,000
Total Negotiable Bank Certificates of Deposit
(cost $220,000,000)			220,000,000
Time Deposits--13.4%
Australia and New Zealand Banking Group Ltd.
(Grand Cayman)
0.15%, 7/2/12	25,000,000		25,000,000
National Australia Bank (Grand Cayman)
0.09%, 7/2/12	25,000,000		25,000,000
Nordea Bank Finland (Grand Cayman)
0.08%, 7/2/12	25,000,000		25,000,000
Northern Trust Co. (Grand Cayman)
0.04%, 7/2/12	25,000,000		25,000,000
Royal Bank of Canada (Toronto)
0.10%, 7/2/12	25,000,000		25,000,000
U.S. Bank NA (Grand Cayman)
0.20%, 7/2/12	25,000,000		25,000,000
Total Time Deposits
(cost $150,000,000)			150,000,000
U.S. Treasury Bills--48.4%

0.04% - 0.09%, 7/12/12 - 9/13/12
(cost $539,978,475)	540,000,000	539,978,475
U.S. Treasury Notes--9.6%
0.13%, 8/15/12
(cost $107,560,622)	107,000,000	107,560,622
Repurchase Agreements--8.8%
ABN AMRO Bank N.V.
0.16%, dated 6/29/12, due 7/2/12 in the amount of
$50,000,667 (fully collateralized by $39,482,900 U.S.
Treasury Inflation Protected Securities, 2%, due
1/15/16, value$51,000,037)	50,000,000	50,000,000
Deutsche Bank Securities Inc.
0.15%, dated 6/29/12, due 7/2/12 in the amount of
$25,000,313 (fully collateralized by $23,867,000
Federal Home Loan Mortgage Corp., 4.88%, due
11/15/13, value $25,500,895)	25,000,000	25,000,000
Goldman, Sachs & Co.
0.16%, dated 6/29/12, due 7/2/12 in the amount of
$5,000,067 (fully collateralized by $50,157,332
Federal National Mortgage Association, 0%-4%, due
9/16/26-6/16/37, value $5,100,000)	5,000,000	5,000,000
RBS Securities, Inc.
0.16%, dated 6/29/12, due 7/2/12 in the amount of
$18,000,240 (fully collateralized by $15,570,000
Federal Home Loan Mortgage Corp., 5.25%, due 4/18/16,
value $18,365,347)	18,000,000	18,000,000
Total Repurchase Agreements
(cost $98,000,000)		98,000,000
Total Investments (cost $1,115,539,097)	99.9%	1,115,539,097
Cash and Receivables (Net)	.1%	1,171,120
Net Assets	100.0%	1,116,710,217

a Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, this security amounted to $40,000,000 or 3.6% of net assets.

The following is a summary of the inputs used as of June 30, 2012 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	1,115,539,097
Level 3 - Significant Unobservable Inputs	-
Total	1,115,539,097

+ See Statement of Investments for additional detailed categorizations.

For the period ended June 30, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an
aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Preferred Money Market Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	August 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	August 20, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	August 20, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)